Segment information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) segment	Dec. 31, 2018 USD ($)
Operating segments [Abstract]
Number of operating segments | segment		1
Disclosure of geographical areas [line items]
Product revenue	$ 50,916	$ 30,864	$ 40,250	[1]
Broadband and Critical IoT
Disclosure of geographical areas [line items]
Product revenue	25,458	10,431	11,657
Massive IoT
Disclosure of geographical areas [line items]
Product revenue	14,900	13,816	19,679
Vertical
Disclosure of geographical areas [line items]
Product revenue	10,558	6,617	8,914
Product
Disclosure of geographical areas [line items]
Product revenue	37,919	21,947	28,938	[1]
License
Disclosure of geographical areas [line items]
Product revenue	350	2,578	2,707
Development and other services
Disclosure of geographical areas [line items]
Product revenue	12,647	6,339	8,605
Total Asia
Disclosure of geographical areas [line items]
Product revenue	34,124	20,445	30,514
Taiwan
Disclosure of geographical areas [line items]
Product revenue	10,494	11,387	16,704
South Korea
Disclosure of geographical areas [line items]
Product revenue	23,076	6,813	261
China
Disclosure of geographical areas [line items]
Product revenue	501	2,139	11,638
Rest of Asia
Disclosure of geographical areas [line items]
Product revenue	53	106	1,911
United States of America
Disclosure of geographical areas [line items]
Product revenue	13,335	9,221	7,042
Rest of world
Disclosure of geographical areas [line items]
Product revenue	$ 3,457	$ 1,198	$ 2,694
Revenue Risk [Member] | International
Disclosure of geographical areas [line items]
Concentration Risk, Percentage	99.60%	99.80%	99.60%

[1]	(1) In 2019, the Company adopted IFRS 16 "Leases" standard using the modified retrospective approach. Accordingly, prior period amounts have not been restated.